Net debt	6 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Net debt
11. Net debt

Net debt is comprised as follows:

	30 September 2022	31 March 2022
	£m	£m
Cash and cash equivalents	259	204
Current financial investments	2,686	3,145
Borrowings and bank overdrafts	(48,594)	(45,465)
Financing derivatives[1]	(855)	(693)
Net debt (net of related derivative financial instruments)	(46,504)	(42,809)
1.Includes £2 million liability (31 March 2022: £21 million liability) in relation to the hedging of capital expenditure. The cash flows related to these derivatives are included within investing activities in the consolidated cash flow statement which is in the same manner as the transactions which are the subject of the hedges. The financing derivatives balance included in net debt exclude the commodity derivatives and the FAA derivative (see note 10).

The following table splits out the total derivative balances on the face of the consolidated statement of financial position by category:

	30 September 2022			31 March 2022
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	664	(1,519)	(855)	298	(991)	(693)
Commodity contract derivatives	388	(57)	331	289	(22)	267
FAA derivative	—	(150)	(150)	—	—	—
Total derivative financial instruments	1,052	(1,726)	(674)	587	(1,013)	(426)